Taxation (Details) - Schedule of Tax Effect Unrecognized Loss Carryforwards - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Tax Effect Unrecognized Loss Carryforwards [Abstract]
Deferred income		$ 111,025
Employee benefit plan	45,200	43,841
Total potential tax assets	45,200	154,866
Potential tax assets from loss carry-forwards not recognized	7,936,946	13,297,723
Total potential tax assets from loss carry-forwards and temporary differences not recognized	$ 7,982,146	$ 13,452,589